INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 3,968
2024	3,968
2025	3,968
2026	3,725
2027 and thereafter	4,057
Total	$ 19,686